S000075811 [Member] Investment Objectives and Goals - iShares Blockchain and Tech ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Blockchain and Tech ETF IBLC | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Blockchain and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that are involved in the development, innovation, and utilization of blockchain and crypto technologies.